Share-Based Compensation - Summary of Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expense	$ 3,450	$ 116
Research and Development
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expense	780	31
General and Administrative
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expense	$ 2,670	$ 85